RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration of directors and key management personnel [Abstract]
Consulting fees	$ 372,066	$ 322,656	$ 98,225
Management fees	305,158	163,800	72,000
Share-based compensation	295,786	0	276,211
Directors and key management personnel remuneration	973,010	486,456	$ 446,436
Accounts payable owed to directors and officers	$ 85,669	$ 64,047